INCOME TAXES - Income Tax Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Current tax expense	$ 286	$ 240
Deferred tax expense
Origination and reversal of temporary differences	235	(485)
Tax rate changes on deferred tax balances	14	32
Increase (Decrease) in Tax Loss Carry Forward	(112)	113
For the years ended December 31	137	(340)
Income tax expense (recovery) (Note 11)	$ 423	$ (100)